Shareholders' (deficit) / equity - Treasury Shares (Details) - shares	1 Months Ended	6 Months Ended
	Feb. 28, 2023	Jun. 30, 2023	Jun. 30, 2022
Shareholders' Equity
Beginning balance		950,000
Conversion of Class B shares		350,000
Cancellation of Class B shares		(530,000)
Shares buyback		770,000	1,254,691
Ending balance		770,000
Class A shares
Shareholders' Equity
Conversion of Class B shares	350,000
Shares buyback			1,254,691
Class B shares
Shareholders' Equity
Beginning balance		425,000
Conversion of Class B shares	350,000
Cancellation of Class B shares		(425,000)
Shares buyback
Class C shares
Shareholders' Equity
Beginning balance		525,000
Conversion of Class B shares	350,000	350,000
Cancellation of Class B shares		(105,000)
Shares buyback		770,000
Ending balance		770,000